Transactions with non-controlling interests - Guangzhou Pengai (Details) - Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. - CNY (¥)		12 Months Ended
	Jun. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying amount of non-controlling interests acquired				¥ 2,054,000
Consideration paid for non-controlling interests	¥ (2,760,000)			(2,760,000)
Excess of consideration paid to non controlling interest recognised within equity				¥ (4,814,000)
Proportion of equity interest held (as a percent)	20.00%	96.00%	96.00%
Equity Interest Purchase
Increase in equity interest	20.00%